Retirement Plans Retirement Plans - Schedule of Accumulated and Projected Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 195	$ 641
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	63	627
Fair value of plan assets	32	468
Pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	63	627
Fair value of plan assets	32	468
Non-U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	298	412
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	205	299
Fair value of plan assets	120	180
Pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	253	339
Fair value of plan assets	$ 132	$ 188